Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Disaggregation of Revenue [Line Items]
Total Net Sales	$ 1,404.8	$ 1,012.5	$ 3,757.5	$ 2,810.5	$ 3,642.3	$ 3,388.6	$ 3,201.6
International Customers [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales					$ 3.2	$ 5.2	$ 3.6